INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Disclosure of changes in inventories

Current	As at December 31, 2025	As at December 31, 2024
Doré bars(1)	$17,612	$61,026
Ore stockpiles and gold in circuit	75,872	52,706
Material and supplies	46,652	51,127
Total current inventories	$140,136	$164,859

Non-current	As at December 31, 2025	As at December 31, 2024
Ore stockpiles	$70,056	$42,418
Total non-current inventories	$70,056	$42,418
(1) In the first quarter of 2025, the Company delivered 48,939 ounces of gold from Korali-Sud that were inventoried at the Sadiola mine. These ounces include, in association with the establishment of Korali S.A., an advance to the Government of Mali of future dividends from the entity, in the form of gold, equal to 8,154 ounces.